Quarterly Report
July 31, 2022
MFS®  Corporate Bond Fund
MFB-Q1

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.0%
Aerospace & Defense – 2.2%
Boeing Co., 5.15%, 5/01/2030	$33,111,000	$33,423,112
Boeing Co., 5.805%, 5/01/2050	13,657,000	13,567,326
Raytheon Technologies Corp., 1.9%, 9/01/2031	8,393,000	7,173,768
Raytheon Technologies Corp., 2.375%, 3/15/2032	12,664,000	11,185,205
Raytheon Technologies Corp., 3.03%, 3/15/2052	12,664,000	9,959,756
TransDigm, Inc., 6.25%, 3/15/2026 (n)	16,428,000	16,507,019
TransDigm, Inc., 4.625%, 1/15/2029	8,644,000	7,779,600
		$99,595,786
Apparel Manufacturers – 0.5%
Tapestry, Inc., 4.125%, 7/15/2027	$2,710,000	$2,662,008
Tapestry, Inc., 3.05%, 3/15/2032	25,283,000	21,163,434
		$23,825,442
Asset-Backed & Securitized – 2.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.033%, 11/15/2054 (i)	$113,281,132	$7,380,832
ACREC 2021-FL1 Ltd., “A”, FLR, 3.306% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	18,928,000	18,119,036
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.946% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	372,685	432,655
BDS 2021-FL7 Ltd., “B”, FLR, 3.656% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	4,505,000	4,304,469
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.269%, 7/15/2054 (i)	200,258,026	15,812,914
JPMorgan Chase Commercial Mortgage Securities Corp., 5.646%, 7/15/2042 (n)	538,550	441,578
KREF 2018-FT1 Ltd., “A”, FLR, 3.069% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	8,257,000	8,048,478
KREF 2018-FT1 Ltd., “AS”, FLR, 3.299% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	9,074,500	8,713,662
Lehman Brothers Commercial Conduit Mortgage Trust, 0.858%, 2/18/2030 (i)	39,853	2
PFP III 2021-8 Ltd., “A”, FLR, 2.999% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	15,889,759	15,164,487
PFP III 2021-8 Ltd., “AS”, FLR, 3.249% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	17,557,000	17,024,040
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 3.259% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	10,373,172	10,150,502
		$105,592,655
Automotive – 0.9%
Hyundai Capital America, 1.8%, 1/10/2028 (n)	$13,000,000	$11,155,302
Hyundai Capital America, 2%, 6/15/2028 (n)	31,014,000	26,560,329
Hyundai Capital America, 6.375%, 4/08/2030 (n)	4,239,000	4,592,010
		$42,307,641
Broadcasting – 2.4%
Discovery Communications LLC, 4%, 9/15/2055	$8,715,000	$6,328,618
Discovery, Inc., 4.125%, 5/15/2029	7,075,000	6,695,744
Discovery, Inc., 5.3%, 5/15/2049	9,152,000	8,152,315
Magallanes, Inc., 4.279%, 3/15/2032 (n)	12,860,000	12,001,854
Magallanes, Inc., 5.391%, 3/15/2062 (n)	14,184,000	12,522,439
Prosus N.V., 3.832%, 2/08/2051 (n)	19,583,000	13,291,620
Walt Disney Co., 3.5%, 5/13/2040	46,682,000	41,635,472
Walt Disney Co., 3.6%, 1/13/2051	12,408,000	10,888,476
		$111,516,538
Brokerage & Asset Managers – 2.1%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$25,919,000	$21,622,043
Charles Schwab Corp., 1.95%, 12/01/2031	18,378,000	15,580,466
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	46,198,000	40,335,474
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	10,946,000	9,037,674
Intercontinental Exchange, Inc., 3%, 9/15/2060	11,809,000	8,471,127
		$95,046,784

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.4%
Vulcan Materials Co., 3.5%, 6/01/2030	$2,000,000	$1,853,660
Vulcan Materials Co., 4.5%, 6/15/2047	19,500,000	17,868,232
		$19,721,892
Business Services – 4.0%
Equifax, Inc., 3.1%, 5/15/2030	$12,869,000	$11,645,304
Equifax, Inc., 2.35%, 9/15/2031	41,669,000	34,802,855
Equinix, Inc., 2.625%, 11/18/2024	12,928,000	12,525,740
Equinix, Inc., 2.5%, 5/15/2031	22,738,000	19,493,396
Equinix, Inc., 3%, 7/15/2050	8,061,000	5,715,437
Fiserv, Inc., 2.25%, 6/01/2027	18,340,000	16,825,941
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	12,252,668
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	32,893,000	28,861,798
S&P Global, Inc., 4.25%, 5/01/2029 (n)	8,611,000	8,798,286
S&P Global, Inc., 3.7%, 3/01/2052 (n)	12,180,000	11,021,174
Visa, Inc., 4.15%, 12/14/2035	12,578,000	13,162,974
Visa, Inc., 3.65%, 9/15/2047	9,718,000	9,019,518
		$184,125,091
Cable TV – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$4,547,000	$4,778,592
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	25,141,000	22,118,511
Comcast Corp., 1.95%, 1/15/2031	3,102,000	2,688,247
Comcast Corp., 2.887%, 11/01/2051	25,068,000	18,805,980
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	22,359,000	20,186,823
Time Warner Cable, Inc., 4.5%, 9/15/2042	5,172,000	4,154,722
		$72,732,875
Chemicals – 0.1%
RPM International, Inc., 4.55%, 3/01/2029	$3,753,000	$3,689,446
RPM International, Inc., 4.25%, 1/15/2048	1,900,000	1,597,784
		$5,287,230
Computer Software – 0.8%
Microsoft Corp., 3.45%, 8/08/2036	$9,522,000	$9,492,772
Microsoft Corp., 2.525%, 6/01/2050	15,025,000	11,704,657
VeriSign, Inc., 4.75%, 7/15/2027	16,314,000	16,211,455
		$37,408,884
Computer Software - Systems – 0.9%
Apple, Inc., 2.05%, 9/11/2026 (f)	$16,887,000	$16,231,077
Apple, Inc., 1.7%, 8/05/2031	4,970,000	4,367,151
Apple, Inc., 3.85%, 8/04/2046	8,346,000	8,039,879
Apple, Inc., 2.7%, 8/05/2051	14,930,000	11,722,338
		$40,360,445
Conglomerates – 1.9%
Carrier Global Corp., 2.722%, 2/15/2030	$7,550,000	$6,782,630
Carrier Global Corp., 3.377%, 4/05/2040	17,054,000	14,044,895
Otis Worldwide Corp., 2.565%, 2/15/2030	36,101,000	32,291,527
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,411,216
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	25,995,000	25,812,377
		$84,342,645
Consumer Products – 1.0%
Hasbro, Inc., 3.9%, 11/19/2029	$22,915,000	$21,722,113
Mattel, Inc., 3.75%, 4/01/2029 (n)	27,311,000	25,228,536
		$46,950,649

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.5%
Booking Holdings, Inc., 3.6%, 6/01/2026	$18,768,000	$18,880,069
Booking Holdings, Inc., 3.55%, 3/15/2028	2,201,000	2,181,552
		$21,061,621
Electrical Equipment – 1.5%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$11,461,000	$11,090,654
Ciena Corp., 4%, 1/31/2030 (n)	28,249,000	25,847,835
Commscope, Inc., 4.75%, 9/01/2029 (n)	35,956,000	31,263,023
		$68,201,512
Electronics – 2.6%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$18,382,000	$15,731,007
Broadcom, Inc., 3.187%, 11/15/2036 (n)	11,864,000	9,503,020
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.15%, 5/01/2027	9,345,000	8,889,586
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	21,150,000	17,838,049
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	18,128,000	13,980,659
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	21,058,000	15,831,237
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	34,545,000	32,063,861
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	3,598,000	3,126,248
		$116,963,667
Emerging Market Quasi-Sovereign – 0.9%
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)	$21,936,000	$22,201,864
Qatar Petroleum, 3.125%, 7/12/2041 (n)	22,244,000	18,794,846
		$40,996,710
Emerging Market Sovereign – 0.3%
United Mexican States, 4.28%, 8/14/2041	$14,843,000	$12,285,199
Energy - Independent – 0.9%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$17,217,000	$15,576,459
EQT Corp., 3.625%, 5/15/2031 (n)	8,166,000	7,475,320
Hess Corp., 5.8%, 4/01/2047	13,418,000	13,781,066
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,822,000	2,383,869
		$39,216,714
Energy - Integrated – 1.9%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$6,943,000	$5,953,165
BP Capital Markets America, Inc., 3.001%, 3/17/2052	5,851,000	4,462,398
Cenovus Energy, Inc., 5.375%, 7/15/2025	15,509,000	16,102,837
Cenovus Energy, Inc., 4.4%, 4/15/2029	6,174,000	6,109,285
Cenovus Energy, Inc., 2.65%, 1/15/2032	17,560,000	15,100,093
Cenovus Energy, Inc., 6.75%, 11/15/2039	3,787,000	4,202,708
Cenovus Energy, Inc., 3.75%, 2/15/2052	4,132,000	3,305,601
Eni S.p.A., 4.75%, 9/12/2028 (n)	14,052,000	14,241,987
Eni S.p.A., 4.25%, 5/09/2029 (n)	18,279,000	18,218,601
		$87,696,675
Entertainment – 0.6%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$35,283,000	$27,695,391
Financial Institutions – 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$24,891,000	$23,091,087
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	7,581,000	6,366,980
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	6,037,000	4,578,914
Air Lease Corp., 2.875%, 1/15/2032	40,570,000	33,410,182
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	757,000	734,873
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	10,817,946
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	13,674,000	11,954,374

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	$23,742,000	$19,641,217
		$110,595,573
Food & Beverages – 3.9%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$8,822,000	$8,523,557
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	9,829,000	10,800,328
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	14,749,652
Aramark Services, Inc., 5%, 2/01/2028 (n)	15,117,000	14,769,309
Constellation Brands, Inc., 2.25%, 8/01/2031	21,758,000	18,627,709
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	5,036,961
Diageo Capital PLC, 2.375%, 10/24/2029	11,730,000	10,774,590
Diageo Capital PLC, 2%, 4/29/2030	11,475,000	10,202,607
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	2,106,000	2,139,515
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	8,667,000	8,419,530
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	8,667,000	7,296,114
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	12,105,047
Kraft Heinz Foods Co., 5.5%, 6/01/2050	12,522,000	12,757,669
Lamb Weston Holdings, Inc., 4.375%, 1/31/2032 (n)	22,275,000	20,898,286
SYSCO Corp., 2.4%, 2/15/2030	4,205,000	3,740,834
SYSCO Corp., 2.45%, 12/14/2031	8,332,000	7,268,355
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	8,305,709
		$176,415,772
Gaming & Lodging – 3.4%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$16,796,000	$16,764,675
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/2032	6,900,000	5,847,992
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	39,154,000	33,770,325
Las Vegas Sands Corp., 3.9%, 8/08/2029	15,993,000	14,289,724
Marriott International, Inc., 4%, 4/15/2028	33,912,000	32,924,739
Marriott International, Inc., 2.85%, 4/15/2031	17,655,000	15,182,977
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	4,173,000	3,922,020
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	8,346,000	7,619,648
VICI Properties LP, REIT, 4.75%, 2/15/2028	20,861,000	20,491,470
VICI Properties LP, REIT, 5.625%, 5/15/2052	6,169,000	5,960,796
		$156,774,366
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$16,695,000	$15,539,359
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	2,707,000	2,368,471
		$17,907,830
Insurance - Health – 1.0%
Humana, Inc., 2.15%, 2/03/2032	$8,302,000	$7,043,971
Humana, Inc., 4.95%, 10/01/2044	13,471,000	13,637,403
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	19,282,046
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	6,291,464
		$46,254,884
Insurance - Property & Casualty – 0.9%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$25,112,435
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	13,364,000	11,162,258
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	3,253,000	2,839,741
		$39,114,434
International Market Quasi-Sovereign – 0.4%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$19,995,000	$17,555,685
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$5,496,000	$5,690,076

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$14,189,000	$13,607,524
Major Banks – 18.2%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$23,146,000	$18,895,615
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	15,143,000	13,220,698
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	13,320,000	11,417,933
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR - 1 day + 1.93%) to 6/19/2041	33,510,000	25,328,475
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	33,183,000	27,379,781
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	29,866,000	24,441,535
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	11,305,173
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	24,424,000	18,841,633
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	26,499,000	23,588,106
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	18,400,000	16,250,818
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	34,721,000	29,879,186
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	12,528,000	11,194,565
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	30,595,000	25,172,433
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	17,186,000	14,399,382
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	13,000,000	12,770,685
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	18,298,814
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	26,194,000	22,512,738
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	18,149,000	15,969,314
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	8,042,000	7,186,620
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	15,409,000	12,988,864
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	23,174,000	20,801,793
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	8,224,000	8,239,983
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	49,393,000	44,160,128
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	41,896,000	39,895,789
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	3,556,000	2,948,700
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	30,295,000	25,902,863
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	39,033,000	35,349,846
Royal Bank of Canada, 2.3%, 11/03/2031	44,661,000	38,408,961
Société Générale S.A., 2.797% to 1/19/2027, FLR (CMT - 1yr. + 1.3%) to 1/19/2028 (n)	21,166,000	19,159,078
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	29,330,000	23,541,162
Toronto Dominion Bank, 1.25%, 9/10/2026	4,170,000	3,772,128
Toronto Dominion Bank, 4.108%, 6/08/2027	14,123,000	14,291,181
Toronto Dominion Bank, 2%, 9/10/2031	41,319,000	34,763,029
Toronto Dominion Bank, 4.456%, 6/08/2032	5,816,000	5,929,353
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	14,856,000	13,368,902
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	11,560,000	8,942,495
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	24,966,000	20,066,422
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	13,700,000	12,235,261
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	4,551,000	3,944,023
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	35,752,000	35,525,191
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	64,282,000	59,029,518
		$831,318,174
Medical & Health Technology & Services – 2.0%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$26,216,000	$22,979,790
Alcon, Inc., 3.8%, 9/23/2049 (n)	9,925,000	8,098,398
Becton, Dickinson and Co., 2.823%, 5/20/2030	5,566,000	5,077,859
Becton, Dickinson and Co., 4.685%, 12/15/2044	7,796,000	7,810,605
Becton, Dickinson and Co., 4.669%, 6/06/2047	17,690,000	17,560,851
HCA, Inc., 5.875%, 2/01/2029	17,391,000	18,200,029
HCA, Inc., 5.125%, 6/15/2039	3,223,000	3,067,917
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	10,970,000	9,032,766
		$91,828,215

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.4%
Boston Scientific Corp., 2.65%, 6/01/2030	$9,471,000	$8,602,514
Danaher Corp., 2.6%, 10/01/2050	13,180,000	9,650,090
		$18,252,604
Metals & Mining – 2.6%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$9,794,286
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	22,275,000	18,844,329
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	13,073,000	11,104,890
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	8,988,000	6,033,195
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	2,794,000	2,695,837
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	15,286,000	14,559,915
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	18,365,000	15,942,932
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	8,339,000	6,926,423
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,132,000	14,460,955
Novelis Corp., 4.75%, 1/30/2030 (n)	21,900,000	20,258,267
		$120,621,029
Midstream – 4.1%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$10,673,000	$9,994,898
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	12,994,000	12,029,326
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	12,994,000	11,662,115
Energy Transfer LP, 4%, 10/01/2027	8,335,000	8,065,112
Energy Transfer LP, 3.75%, 5/15/2030	8,604,000	7,990,955
Energy Transfer LP, 5%, 5/15/2050	11,590,000	10,215,658
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	17,708,000	15,848,660
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	33,543,520	31,674,623
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	13,404,958	11,683,527
Plains All American Pipeline, 4.9%, 2/15/2045	8,649,000	7,225,453
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	8,441,000	8,454,625
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	12,959,000	11,718,394
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	13,144,986
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,013,000	4,957,771
Targa Resources Corp., 4.2%, 2/01/2033	3,580,000	3,362,601
Targa Resources Corp., 4.95%, 4/15/2052	22,184,000	19,844,134
		$187,872,838
Municipals – 0.7%
Florida State Board of Administration Finance Corp. Rev., Taxable, “A”, 1.705%, 7/01/2027	$6,293,000	$5,778,208
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	9,830,000	8,660,167
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	8,380,000	7,417,725
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	10,551,000	12,025,679
		$33,881,779
Natural Gas - Distribution – 0.1%
NiSource, Inc., 5.65%, 2/01/2045	$5,218,000	$5,466,046
Natural Gas - Pipeline – 0.4%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$5,062,969
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	12,952,885
		$18,015,854
Network & Telecom – 0.8%
AT&T, Inc., 2.75%, 6/01/2031	$28,963,000	$25,978,942
Verizon Communications, Inc., 2.1%, 3/22/2028	4,562,000	4,173,084
Verizon Communications, Inc., 1.75%, 1/20/2031	8,309,000	6,950,763
		$37,102,789
Oils – 0.3%
Puma International Financing S.A., 5%, 1/24/2026	$17,131,000	$14,626,448

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.8%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033		$21,439,000	$22,101,343
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		5,146,000	5,081,513
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		11,682,000	10,309,365
			$37,492,221
Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 3%, 12/02/2041		$5,600,000	$4,620,614
Canadian Pacific Railway Co., 3.1%, 12/02/2051		8,321,000	6,557,567
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	13,732,000	11,952,027
			$23,130,208
Real Estate - Apartment – 0.4%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031		$17,332,000	$14,283,828
American Homes 4 Rent LP, REIT, 3.375%, 7/15/2051		6,347,000	4,522,990
			$18,806,818
Real Estate - Office – 0.8%
Corporate Office Property LP, REIT, 2%, 1/15/2029		$18,241,000	$14,920,818
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		27,392,000	22,382,104
			$37,302,922
Real Estate - Other – 1.0%
EPR Properties, REIT, 3.6%, 11/15/2031		$12,888,000	$10,598,225
Lexington Realty Trust Co., 2.375%, 10/01/2031		24,937,000	19,808,781
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032		17,047,000	14,162,648
			$44,569,654
Real Estate - Retail – 1.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029		$3,022,000	$2,855,458
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031		15,923,000	12,804,226
Spirit Realty, LP, REIT, 4.45%, 9/15/2026		6,660,000	6,644,507
Spirit Realty, LP, REIT, 3.2%, 2/15/2031		10,444,000	8,988,160
STORE Capital Corp., REIT, 4.625%, 3/15/2029		3,141,000	3,128,183
STORE Capital Corp., REIT, 2.7%, 12/01/2031		20,734,000	17,094,069
			$51,514,603
Restaurants – 0.7%
Starbucks Corp., 3%, 2/14/2032		$34,391,000	$31,458,810
Retailers – 2.7%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)		$19,119,000	$14,848,269
Amazon.com, Inc., 3.6%, 4/13/2032		20,868,000	21,126,579
AutoZone, Inc., 4.75%, 8/01/2032		10,050,000	10,365,347
Home Depot, Inc., 3.3%, 4/15/2040		21,715,000	19,203,512
Kohl's Corp., 3.375%, 5/01/2031		25,725,000	19,382,185
MercadoLibre, Inc., 3.125%, 1/14/2031		21,974,000	16,959,353
Nordstrom, Inc., 4.25%, 8/01/2031		16,859,000	13,654,273
Nordstrom, Inc., 5%, 1/15/2044		8,239,000	6,037,053
			$121,576,571
Specialty Stores – 0.6%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$15,280,000	$12,522,598
DICK'S Sporting Goods, 4.1%, 1/15/2052		20,329,000	14,169,146
			$26,691,744
Telecommunications - Wireless – 3.6%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)		$22,857,000	$16,200,780
Crown Castle International Corp., REIT, 4.45%, 2/15/2026		10,709,000	10,829,891
Crown Castle International Corp., REIT, 4%, 3/01/2027		9,286,000	9,215,372

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Crown Castle International Corp., REIT, 3.65%, 9/01/2027	$8,862,000	$8,618,727
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	15,857,000	12,967,450
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	11,639,000	11,267,574
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	12,354,000	11,652,832
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	13,360,000	12,515,741
T-Mobile USA, Inc., 2.05%, 2/15/2028	18,236,000	16,353,247
T-Mobile USA, Inc., 3%, 2/15/2041	30,674,000	23,824,919
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	40,189,000	32,531,589
		$165,978,122
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$4,480,000	$5,363,335
U.S. Treasury Obligations – 2.6%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$95,964,000	$83,578,646
U.S. Treasury Bonds, 2.875%, 5/15/2052	24,340,600	23,541,924
U.S. Treasury Notes, 2.625%, 4/15/2025	12,368,000	12,290,217
		$119,410,787
Utilities - Electric Power – 8.4%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$5,287,000	$4,634,127
CenterPoint Energy, Inc., 2.65%, 6/01/2031	17,210,000	15,229,669
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	25,541,000	23,334,057
Duke Energy Corp., 3.3%, 6/15/2041	11,512,000	9,334,592
Duke Energy Corp., 3.75%, 9/01/2046	23,247,000	19,547,451
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	16,585,000	16,474,650
Enel Finance International N.V., 5%, 6/15/2032 (n)	5,776,000	5,654,398
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	16,194,000	15,393,111
Evergy, Inc., 2.9%, 9/15/2029	28,950,000	26,197,076
FirstEnergy Corp., 4.4%, 7/15/2027	14,231,000	13,942,111
FirstEnergy Corp., 2.65%, 3/01/2030	15,240,000	13,411,200
FirstEnergy Corp., 3.4%, 3/01/2050	29,978,000	22,374,080
Florida Power & Light Co., 2.85%, 4/01/2025	8,281,000	8,244,892
Florida Power & Light Co., 2.45%, 2/03/2032	16,909,000	15,432,913
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	7,918,501
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	13,729,242
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	26,559,000	23,413,682
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	8,353,000	7,304,526
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	16,087,000	13,346,263
Pacific Gas & Electric Co., 5.45%, 6/15/2027	9,661,000	9,587,601
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	21,994,578
Pacific Gas & Electric Co., 4.95%, 7/01/2050	12,860,000	10,649,659
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	7,180,573
Southern California Edison Co., 3.65%, 2/01/2050	22,387,000	17,847,543
Southern Co., 3.7%, 4/30/2030	25,781,000	25,052,747
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	10,729,715
Xcel Energy, Inc., 4.6%, 6/01/2032	6,057,000	6,277,132
		$384,236,089
Total Bonds		$4,393,365,850
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 1.72% (v)	159,533,783	$159,533,783

Other Assets, Less Liabilities – 0.5%		21,511,520
Net Assets – 100.0%		$4,574,411,153

Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $159,533,783 and $4,393,365,850, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,302,264,912, representing 28.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 3.259% (LIBOR - 1mo. + 1%), 4/25/2038	2/14/2022	$10,284,754	$10,150,502
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 7/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,430,443	EUR	1,382,698	Morgan Stanley Capital Services, Inc.	10/21/2022	$8,997
Liability Derivatives
USD	10,040,565	EUR	9,956,305	Brown Brothers Harriman	10/21/2022	$(194,745)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	1,375	$217,679,688	September – 2022	$30,630
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,823	$594,131,228	September – 2022	$(2,844,303)
U.S. Treasury Note 5 yr	Short	USD	1,140	129,648,282	September – 2022	(871,473)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Short	USD	5,534	$726,337,500	September – 2022	$(10,212,886)
						$(13,928,662)
At July 31, 2022, the fund had liquid securities with an aggregate value of $14,465,458 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$119,410,787	$—	$119,410,787
Non - U.S. Sovereign Debt	—	76,527,670	—	76,527,670
Municipal Bonds	—	33,881,779	—	33,881,779
U.S. Corporate Bonds	—	2,932,437,926	—	2,932,437,926
Commercial Mortgage-Backed Securities	—	73,942,889	—	73,942,889
Asset-Backed Securities (including CDOs)	—	31,649,766	—	31,649,766
Foreign Bonds	—	1,125,515,033	—	1,125,515,033
Mutual Funds	159,533,783	—	—	159,533,783
Total	$159,533,783	$4,393,365,850	$—	$4,552,899,633
Other Financial Instruments
Futures Contracts – Assets	$30,630	$—	$—	$30,630
Futures Contracts – Liabilities	(13,928,662)	—	—	(13,928,662)
Forward Foreign Currency Exchange Contracts – Assets	—	8,997	—	8,997
Forward Foreign Currency Exchange Contracts – Liabilities	—	(194,745)	—	(194,745)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$107,526,013	$402,514,293	$350,501,156	$(13,281)	$7,914	$159,533,783
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$333,066	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2022, are as follows:
United States	73.5%
Canada	5.3%
United Kingdom	3.8%
Australia	2.9%
Italy	1.9%
Ireland	1.7%
Switzerland	1.6%
China	1.5%
France	1.1%
Other Countries	6.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.